SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term			5 years
Expected average volatility, minimum			328.00%
Expected average volatility, maximum			339.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate, minimum			1.76%
Risk-free interest rate, maximum			2.89%
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term			5 years
Expected average volatility, minimum			328.00%
Expected average volatility, maximum			339.00%
Expected dividend yield
Risk-free interest rate, minimum			1.76%
Risk-free interest rate, maximum			2.89%